Non Royalty Bearing Grants (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Non Royalty Bearing Grants [Abstract]
Non royalty bearing grants	$ 185	$ 118